Note 7 - Cost of Sales	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
7.
COST OF SALES

Cost of sales excludes depletion, depreciation and amortization and are costs that are directly related to production and generation of revenues at the operating segments. Significant components of cost of sales are comprised of the following:

	Year Ended December 31,
	2018	2017
Consumables and materials	$49,750	$33,179
Labour costs	106,540	69,435
Energy	35,366	30,738
Other costs	13,300	16,072
Production costs	$204,956	$149,424
Transportation and other selling costs	3,399	3,267
Workers participation costs	5,775	2,328
Environmental duties and royalties	1,288	1,096
Inventory changes	(3,776)	1,752
Inventory loss due to Republic Metals Refining Corp. bankruptcy (1)	7,520	—
Standby costs during stoppage at the La Encantada mine	—	1,398
	$219,162	$159,265

(1)
In
November 2018,
Republic Metals Refining Corp. ("Republic"),
one
of the
three
refineries used by the Company announced it filed for bankruptcy. At the time of the announcement, the Company had approximately
758,000
silver equivalent ounces of inventory that were in Republic's possession for refining. The Company has been pursuing legal and insurance channels to recover this inventory, but there is no
assurance that these inventory is recoverable. As a result, the Company has written off the cost of these inventories to cost of sales.